INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

year ended December 31	2017	2016	2015
(millions of Canadian $)

Current
Canada	113	116	44
Foreign	36	40	92
	149	156	136
Deferred
Canada	(185)	101	33
Foreign	751	95	(135)
Foreign – U.S. Tax Reform	(804)	—	—
	(238)	196	(102)
Income Tax (Recovery)/Expense	(89)	352	34

Schedule of Geographic Components of Income

year ended December 31	2017	2016	2015
(millions of Canadian $)

Canada	(339)	219	(624)
Foreign	3,645	618	(482)
Income/(Loss) before Income Taxes	3,306	837	(1,106)

Reconciliation of Income Tax Expense

year ended December 31	2017	2016	2015
(millions of Canadian $)

Income/(loss) before income taxes	3,306	837	(1,106)
Federal and provincial statutory tax rate	27%	27%	26%
Expected income tax expense/(recovery)	893	226	(288)
U.S. Tax Reform	(804)	—	—
Foreign income tax rate differentials	(81)	(196)	14
Income from equity investments and non-controlling interests	(64)	(68)	(56)
Income tax differential related to regulated operations	(42)	81	159
Non-taxable portion of capital gains	(42)	—	—
Asset impairment charges[1]	34	242	170
Non-deductible amounts	4	46	—
Tax rate and legislative changes	—	—	34
Other	13	21	1
Income Tax (Recovery)/Expense	(89)	352	34

1	Net of nil (2016 – $112 million; 2015 – $311 million) attributed to higher foreign tax rates.

Schedule of Deferred Income Tax Assets and Liabilities and Amounts Classified in the Consolidated Balance Sheet

at December 31	2017	2016
(millions of Canadian $)

Deferred Income Tax Assets
Tax loss and credit carryforwards	1,379	2,063
Difference in accounting and tax bases of impaired assets and assets held for sale	651	1,168
Regulatory and other deferred amounts	512	277
Unrealized foreign exchange losses on long-term debt	216	446
Financial instruments	10	34
Other	227	352
	2,995	4,340
Less: valuation allowance	832	1,336
	2,163	3,004
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment and PPAs	6,240	9,015
Equity investments	632	905
Taxes on future revenue requirement	238	198
Other	140	156
	7,250	10,274
Net Deferred Income Tax Liabilities	5,087	7,270
The above deferred tax amounts have been classified in the Consolidated balance sheet as follows:

at December 31	2017	2016
(millions of Canadian $)

Deferred Income Tax Assets
Intangible and other assets (Note 12)	316	392
Deferred Income Tax Liabilities
Deferred income tax liabilities	5,403	7,662
Net Deferred Income Tax Liabilities	5,087	7,270

Reconciliation of the Annual Changes in the Total Unrecognized Tax Benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31	2017	2016	2015
(millions of Canadian $)

Unrecognized tax benefit at beginning of year	18	17	18
Gross increases – tax positions in prior years	—	3	2
Gross decreases – tax positions in prior years	(1)	—	(2)
Gross increases – tax positions in current year	2	2	1
Settlement	—	(1)	—
Lapse of statutes of limitations	(4)	(3)	(2)
Unrecognized Tax Benefit at End of Year	15	18	17